Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents
Cash, demand deposits and checking accounts	$ 95,525	$ 98,400
Time deposits with less than three months maturity date	5,530	8,037
Cash and cash equivalents	$ 101,055	$ 106,437	$ 138,023	$ 184,452